DGHM ALL-CAP VALUE FUND

                           CLASS A AND CLASS C SHARES

                      A SERIES OF THE DGHM INVESTMENT TRUST

                        SUPPLEMENT DATED OCTOBER 1, 2008

The Prospectus and Statement of Additional Information, each dated June 30, 2008, of the Class A and Class C Shares of the DGHM All-Cap Value Fund (the "Fund") are hereby supplemented to reflect the following new information:

NEW SERVICE PROVIDERS
Effective October 1, 2008, the following are new service providers for the Fund:

           Administrator            Commonwealth Shareholder Services, Inc.;

           Transfer Agent           Commonwealth Fund Services, Inc.;

           Accounting Services
             Agent                  Commonwealth Fund  Accounting, Inc.; and

           Principal Underwriter    First Dominion Capital, Corp.

ADDRESS OF FUND

Beginning October 1, 2008, inquiries concerning the Fund or shareholder accounts and orders to purchase or redeem shares of the Fund should be addressed to:

                           The DGHM All-Cap Value Fund
                   c/o Commonwealth Shareholder Services, Inc.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235


WIRING INSTRUCTIONS

Beginning October 1, 2008, prior to investing by wire, please call the Fund at
(877) 433-4363 or the Transfer Agent at (800) 628-4077 to advise the Fund of your investment and to receive further wiring instructions.

FAX NUMBER

Effective October 1, 2008, the Fund's fax number has changed to (804) 330-5809.

E-MAIL

Effective October 1, 2008, the Fund's e-mail has changed to mail@shareholderservices.com.

FURTHER INFORMATION

Beginning October 1, 2008, please contact the Fund toll-free at (800) 653-2839 or the Transfer Agent at (800) 628-4077 for further information regarding the Fund. You may also obtain additional copies of the Fund's Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Commonwealth Shareholder Services, Inc. at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, or by calling the Fund's toll-free at the number above.